CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	125,473,930	124,292,030
Ordinary shares, shares outstanding	125,473,930	124,292,030
Treasury stock at cost, shares	1,723,200	1,723,200